Investment Risks	Dec. 31, 2025
Grayscale Artificial Intelligence Infrastructure ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Grayscale Artificial Intelligence Infrastructure ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Grayscale Artificial Intelligence Infrastructure ETF | Artificial Intelligence Infrastructure Companies Risk [Member]
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Artificial Intelligence Infrastructure Companies Risk: Companies developing artificial intelligence infrastructure and related technologies face intense competition from larger and more established companies and may not be successful in developing, commercializing or adopting artificial intelligence technologies. Such companies may incur significant research, development and capital expenditures, and their profitability may vary widely, if they are profitable at all. The markets in which these companies operate are highly competitive and subject to rapid technological change, and their products or services may become obsolete. In addition, many artificial intelligence infrastructure companies may be exposed to the market and business risks of other industries or sectors, and negative developments affecting those industries or sectors could adversely affect such companies. Artificial intelligence infrastructure companies are often dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. These companies may also be subject to increased regulatory scrutiny, including with respect to artificial intelligence technologies and the collection, use, storage and protection of data. Any of these factors could adversely affect the business or financial condition of these companies, which may adversely affect the value of the Fund’s investments and could adversely affect the Fund’s net asset value, trading price and overall performance.

Grayscale Artificial Intelligence Infrastructure ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Grayscale Artificial Intelligence Infrastructure ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to the Fund’s assets, the Fund’s data or shareholder information (including non-public personal information), or proprietary information, or may cause the Fund, the Adviser, the Sub-Adviser, Authorized Participants, market makers, index providers, the Exchange, or any of their respective service providers (including, but not limited to, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption, loss of operational functionality, or otherwise disrupt the Fund’s operations, including the ability of shareholders to purchase or redeem Shares or receive distributions. The Adviser and Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because cybersecurity threats are continually evolving, new methods of conducting cyber-attacks are regularly developed, and the Fund and its service providers may not be able to anticipate or detect all such threats, which may limit the Fund’s ability to prevent or respond to cybersecurity incidents. Like other funds and business enterprises, the Fund, the Adviser, the Sub-Adviser, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Grayscale Artificial Intelligence Infrastructure ETF | Depositary Receipt Risk [Member]
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Depositary Receipt Risk: Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions and changes in foreign currency exchange rates. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to dividends and capital gains paid on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for direct investment in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide returns that correspond precisely with those of the Underlying Shares and may be subject to additional risks, including reduced liquidity and reliance on the depository institution.

Grayscale Artificial Intelligence Infrastructure ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk: The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such markets, involve additional risks not typically associated with investments in the United States or other developed markets. These risks may include greater market volatility, lower trading volume and liquidity, political and economic instability, governmental controls on foreign investment, currency restrictions and limitations on the repatriation of capital. These conditions may impair the Fund’s ability to buy, sell or otherwise transfer securities, adversely affect the market price of Shares and cause the Fund to decline in value.

Grayscale Artificial Intelligence Infrastructure ETF | Equity Market Risk [Member]
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Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden drops in value or long periods of decline due to factors affecting securities markets generally or specific issuers, industries or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, changes in trade regulation, including tariffs or economic sanctions, local, regional or global events, such as war, acts of terrorism, public health crises, recessions or other events, could have a significant negative impact on the Fund and its investments, including by adversely affecting the prices and liquidity of the Fund’s portfolio securities or disrupting trading markets.

Grayscale Artificial Intelligence Infrastructure ETF | Exchange-Traded Fund (“ETF”) Risks [Member]
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Exchange-Traded Fund (“ETF”) Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Liquidity. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could result in differences between the market price of the Shares and the underlying value of those Shares.

Grayscale Artificial Intelligence Infrastructure ETF | Financial Technology Risk [Member]
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Financial Technology Risk: Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Such companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A financial technology company may not currently derive any revenue, and there can be assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Grayscale Artificial Intelligence Infrastructure ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grayscale Artificial Intelligence Infrastructure ETF | Geographic Investment Risk [Member]
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Geographic Investment Risk: To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Grayscale Artificial Intelligence Infrastructure ETF | Index Methodology Risk [Member]
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Index Methodology Risk: The Index includes only those securities meeting the Index criteria, including liquidity and market capitalization requirements, and therefore may not include all companies relevant to the Index’s investment theme. In addition, companies that would otherwise be included in the Index might be excluded if they omit disclosure of, or do not use key terms associated with, their activities related to the Index’s investment theme in regulatory filings or otherwise keep such activities from public (and the Index Provider’s) view.

Grayscale Artificial Intelligence Infrastructure ETF | Index Provider Risk [Member]
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Index Provider Risk: There can be no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.

Grayscale Artificial Intelligence Infrastructure ETF | Market Capitalization Risk [Member]
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Market Capitalization Risk: The securities of large-capitalization companies may be relatively mature and therefore subject to slower growth during times of economic expansion and may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies and generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies and generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Mid- and small-capitalization companies may have limited product lines, markets, financial and managerial resources and may concentrate on fewer geographical markets, and smaller-capitalization companies typically have less publicly available information and may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. As a result, investments in companies of different market capitalizations may experience greater volatility and may negatively affect the Fund’s net asset value and performance.

Grayscale Artificial Intelligence Infrastructure ETF | New Fund Risk [Member]
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New Fund Risk: The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Grayscale Artificial Intelligence Infrastructure ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk: The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Grayscale Artificial Intelligence Infrastructure ETF | Operational and Technology Risk [Member]
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Operational and Technology Risk: The Fund and the entities with which it interacts directly or indirectly are subject to operational and technology risks, including risks arising from human error, systems failures, cybersecurity incidents, and the use of emerging technologies, including artificial intelligence (“AI”), which may result in financial losses, operational disruptions, or declines in the value of the Fund’s investments. These risks may affect the Adviser, Sub-Adviser, the Fund’s service providers, index provider, Authorized Participants, the Exchange on which Shares are listed, and issuers in which the Fund invests, and may impair the calculation of NAV or the creation and redemption of Shares. Although the Fund and its service providers maintain risk management systems and business continuity plans, such measures may not prevent or mitigate all operational or technology-related incidents, and events beyond the Fund’s control could have a material adverse effect on the Fund’s NAV, trading price, or total return.

Grayscale Artificial Intelligence Infrastructure ETF | Passive Investment Risk [Member]
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Passive Investment Risk: The Fund is not actively managed and seeks to track the performance of the Index regardless of the investment merit of individual securities. As a result, the Fund generally will not sell a security due to current or projected underperformance unless that security is removed from the Index or the sale is otherwise required in accordance with the Index methodology. Accordingly, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid, and the Fund does not take defensive positions in declining markets. The Fund’s performance may be adversely affected by declines in the market segments represented in the Index, and the Fund may underperform other investment vehicles, including those that invest in different asset classes or that employ active management strategies.

Grayscale Artificial Intelligence Infrastructure ETF | Sector Risk [Member]
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Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Grayscale Artificial Intelligence Infrastructure ETF | Securities Lending Risk [Member]
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Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Grayscale Artificial Intelligence Infrastructure ETF | Tax Risk [Member]
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Tax Risk: To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the Statement of Additional Information (“SAI”), certain diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Grayscale Artificial Intelligence Infrastructure ETF | Tracking Error Risk [Member]
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Tracking Error Risk: As with all index funds, the performance of the Fund and the Index may differ from each other (referred to as “tracking error”) for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index, or hold cash or experience differences in the timing of purchases, sales or valuations. The Fund may use a representative sampling strategy to achieve its investment objective, if the Fund’s Sub-Adviser believes it is in the best interest of the Fund, which may increase tracking error. Tracking error may be heightened during periods of market volatility or other unusual market conditions.

Grayscale Bitcoin Adopters ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Grayscale Bitcoin Adopters ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Grayscale Bitcoin Adopters ETF | Concentration in Bitcoin Adopters Companies Risk [Member]
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Concentration in Bitcoin Adopters Companies Risk: The Fund is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Bitcoin Adopters Companies to approximately the same extent that the Index concentrates in Bitcoin Adopters Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, Bitcoin Adopters Companies may be out of favor and underperform other industries or groups of industries or the market as a whole. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. An investment in a Bitcoin Adopters Company may be subject to the following risks:

Bitcoin Adopters Companies. Bitcoin Adopters Companies face unique risks as a result of holding bitcoin in their corporate treasury. The speculative perception of bitcoin may overshadow the fundamentals of such companies, leading to exaggerated price movements based on investor enthusiasm or fear. Such companies may face criticism for adopting such a unique strategy, particularly during periods of declining bitcoin prices, potentially harming their reputation and stock value. Bitcoin Adopters Companies may also face scrutiny or reputational damage for associating with bitcoin, which some stakeholders view as controversial due to its environmental and illicit activity concerns. Bitcoin Adopters Companies with significant international operations may face challenges if jurisdictions impose restrictions on bitcoin usage, trade or holdings. Bitcoin Adopters Companies holding bitcoin may face accounting challenges, such as recording impairment losses when bitcoin prices decline, even if the holdings are not sold. This can distort financial performance metrics. In addition, the performance of Bitcoin Adopters Companies may not be primarily driven by the value of their bitcoin holdings. The inclusion of such companies in the Index is not necessarily intended to provide exposure to the price performance of bitcoin. Bitcoin Adopters Companies also face risks associated with the custody of their bitcoin.

Bitcoin Miners. Bitcoin miners are subject to malfunction, normal wear and tear, technological obsolescence and supply chain constraints, including the cost and availability of new or replacement equipment. At any point in time, a portion of miners may be offline for maintenance or repair, and a model-wide hardware or software malfunction could significantly disrupt mining operations. As technology evolves, miners may need to acquire newer models to remain competitive, and such equipment may be costly or in short supply. There can be no assurance that miners can obtain sufficient mining equipment or replacement parts on a cost-effective basis, and shortages could reduce mining capacity, increase operating costs and result in a competitive disadvantage.

The profitability of bitcoin mining depends on factors such as bitcoin prices, transaction fees, network hash rate and operating costs, including electricity costs. If miners are not adequately compensated, they may reduce or cease operations, which could reduce processing power on the Bitcoin network, slow transaction validation and increase vulnerability to malicious actors. Any reduction in confidence in the Bitcoin network may adversely affect the price of bitcoin and the value of an investment in the Fund. In addition, the block reward decreases over time, increasing reliance on transaction fees, and if fees become too high, demand for bitcoin may decline.

Bitcoin mining is energy-intensive, and electricity costs account for a significant portion of mining expenses. High energy costs or regulatory or public policy actions (including restrictions due to environmental concerns) may cause miners to reduce or cease operations. Any such developments could lower the demand for bitcoin and have a material adverse effect on the price of bitcoin and the value of the Shares.

Blockchain technology is relatively new and many of its uses may be untested. The mechanics of using blockchain technology to transact in digital or other types of assets, such as securities or derivatives, is relatively new and untested. There can be no assurance that widespread adoption will occur. The cryptography underlying blockchain technology could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. A lack of expansion in the usage of blockchain technology, or the realization of any such technological threats to blockchain technology could adversely affect Bitcoin Adopters Companies.

Competing platforms, technologies, and patents. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. Further, if one or more other persons, companies or organizations has or obtains a valid patent covering technology critical to the operation of one or more of a Bitcoin Adopters Company’s business lines, there can be no guarantee that such an entity would be willing to license such technology at acceptable prices or at all, which could have a material adverse effect on the Bitcoin Adopters Company’s business, financial condition and results of operations.

Cybersecurity incidents. Cybersecurity incidents may compromise an issuer, its operations, or its business. Cybersecurity incidents may also specifically target a user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Additionally, blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies.

Key personnel. Bitcoin Adopters Companies may rely on highly skilled financial service professionals and software engineers. Because of competition from other firms, Bitcoin Adopters Companies may face difficulties in recruiting and retaining professionals of a caliber consistent with their business strategy in the future. The inability to successfully identify and retain qualified professionals could materially and adversely affect the growth, operations, or financial condition of the company.

Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented on a blockchain and trade on a digital asset exchange may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a digital asset exchange, depending on the platform’s controls and other policies. The more lenient a digital asset exchange is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital assets or other assets trading on a digital asset exchange.

Line of business. Bitcoin Adopters Companies may be engaged in other lines of business unrelated to digital assets and blockchains and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of digital assets and blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Lack of regulation. Digital assets and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain technology works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity, or even failure. There can be no guarantee that future regulation of blockchain technology or digital assets will not have a negative impact on the value of such technologies and of the companies in which the Fund invests.

Network amendment. Significant contributors to all or any digital asset network could propose amendments to the respective network’s protocols and software that, if accepted and authorized by such network, could adversely affect a Bitcoin Adopters Company. For example, with respect to the Bitcoin network, a small group of individuals contribute to the Bitcoin network’s source code. Those individuals can propose refinements or improvements to the Bitcoin network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the of new Bitcoin. To the extent that a significant majority of the users and on the Bitcoin network install such software upgrade(s), the Bitcoin network would be subject to new protocols and software that may adversely affect Bitcoin Adopters Companies.

Reliance on digital assets. Bitcoin Adopters Companies may rely on the success and continued development of the digital asset industry, which is subject to significant uncertainty, evolving regulation and extreme price volatility. Digital assets, including bitcoin, are not backed by any government, operate without a central authority and are susceptible to theft, loss and destruction. Digital asset trading platforms are relatively new and largely unregulated and may be exposed to fraud, technical failures or cybersecurity incidents, including permanent shutdowns. These risks may increase volatility in digital asset prices and could have a material adverse effect on the business, financial condition and results of operations of Bitcoin Adopters Companies, and consequently the value of an investment in the Fund.

Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.

Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

Grayscale Bitcoin Adopters ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Grayscale Bitcoin Adopters ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to the Fund’s assets, the Fund’s data or shareholder information (including non-public personal information), or proprietary information, or may cause the Fund, the Adviser, the Sub-Adviser, Authorized Participants, market makers, index providers, the Exchange, or any of their respective service providers (including, but not limited to, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption, loss of operational functionality, or otherwise disrupt the Fund’s operations, including the ability of shareholders to purchase or redeem Shares or receive distributions. The Adviser and Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because cybersecurity threats are continually evolving, new methods of conducting cyber-attacks are regularly developed, and the Fund and its service providers may not be able to anticipate or detect all such threats, which may limit the Fund’s ability to prevent or respond to cybersecurity incidents. Like other funds and business enterprises, the Fund, the Adviser, the Sub-Adviser, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Grayscale Bitcoin Adopters ETF | Depositary Receipt Risk [Member]
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Depositary Receipt Risk: Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions and changes in foreign currency exchange rates. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to dividends and capital gains paid on the underlying foreign shares (“Underlying Shares”). When the Fund invests in

Depositary Receipts as a substitute for direct investment in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide returns that correspond precisely with those of the Underlying Shares and may be subject to additional risks, including reduced liquidity and reliance on the depository institution.

Grayscale Bitcoin Adopters ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk: The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such markets, involve additional risks not typically associated with investments in the United States or other developed markets. These risks may include greater market volatility, lower trading volume and liquidity, political and economic instability, governmental controls on foreign investment, currency restrictions and limitations on the repatriation of capital. These conditions may impair the Fund’s ability to buy, sell or otherwise transfer securities, adversely affect the market price of Shares and cause the Fund to decline in value.

Grayscale Bitcoin Adopters ETF | Equity Market Risk [Member]
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Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden drops in value or long periods of decline due to factors affecting securities markets generally or specific issuers, industries or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, changes in trade regulation, including tariffs or economic sanctions, local, regional or global events, such as war, acts of terrorism, public health crises, recessions or other events, could have a significant negative impact on the Fund and its investments, including by adversely affecting the prices and liquidity of the Fund’s portfolio securities or disrupting trading markets.

Grayscale Bitcoin Adopters ETF | Exchange-Traded Fund (“ETF”) Risks [Member]
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Exchange-Traded Fund (“ETF”) Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Liquidity. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could result in differences between the market price of the Shares and the underlying value of those Shares.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Grayscale Bitcoin Adopters ETF | Financial Technology Risk [Member]
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Financial Technology Risk: Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Such companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A financial technology company may not currently derive any revenue, and there can be assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Grayscale Bitcoin Adopters ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grayscale Bitcoin Adopters ETF | Geographic Investment Risk [Member]
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Geographic Investment Risk: To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Grayscale Bitcoin Adopters ETF | Index Methodology Risk [Member]
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Index Methodology Risk: The Index includes only those securities meeting the Index criteria, including liquidity and market capitalization requirements, and therefore may not include all companies relevant to the Index’s investment theme. In addition, companies that would otherwise be included in the Index might be excluded if they omit disclosure of, or do not use key terms associated with, their activities related to the Index’s investment theme in regulatory filings or otherwise keep such activities from public (and the Index Provider’s) view.

Grayscale Bitcoin Adopters ETF | Index Provider Risk [Member]
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Index Provider Risk: There can be no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.

Grayscale Bitcoin Adopters ETF | Market Capitalization Risk [Member]
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Market Capitalization Risk: The securities of large-capitalization companies may be relatively mature and therefore subject to slower growth during times of economic expansion and may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies and generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies and generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Mid- and small-capitalization companies may have limited product lines, markets, financial and managerial resources and may concentrate on fewer geographical markets, and smaller-capitalization companies typically have less publicly available information and may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. As a result, investments in companies of different market capitalizations may experience greater volatility and may negatively affect the Fund’s net asset value and performance.

Grayscale Bitcoin Adopters ETF | New Fund Risk [Member]
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New Fund Risk: The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain a viable size. Accordingly, investors in the Fund bear the risk that the Fund may not be successful, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable to shareholders. Such a liquidation could have negative tax consequences for shareholders.

Grayscale Bitcoin Adopters ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk: The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Grayscale Bitcoin Adopters ETF | Operational and Technology Risk [Member]
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Operational and Technology Risk: The Fund and the entities with which it interacts directly or indirectly are subject to operational and technology risks, including risks arising from human error, systems failures, cybersecurity incidents, and the use of emerging technologies, including artificial intelligence (“AI”), which may result in financial losses, operational disruptions, or declines in the value of the Fund’s investments. These risks may affect the Adviser, Sub-Adviser, the Fund’s service providers, index provider, Authorized Participants, the Exchange on which Shares are listed, and issuers in which the Fund invests, and may impair the calculation of NAV or the creation and redemption of Shares. Although the Fund and its service providers maintain risk management systems and business continuity plans, such measures may not prevent or mitigate all operational or technology-related incidents, and events beyond the Fund’s control could have a material adverse effect on the Fund’s NAV, trading price, or total return.

Grayscale Bitcoin Adopters ETF | Passive Investment Risk [Member]
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Passive Investment Risk: The Fund is not actively managed and seeks to track the performance of the Index regardless of the investment merit of individual securities. As a result, the Fund generally will not sell a security due to current or projected underperformance unless that security is removed from the Index or the sale is otherwise required in accordance with the Index methodology. Accordingly, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid, and the Fund does not take defensive positions in declining markets. The Fund’s performance may be adversely affected by declines in the market segments represented in the Index, and the Fund may underperform other investment vehicles, including those that invest in different asset classes or that employ active management strategies.

Grayscale Bitcoin Adopters ETF | Sector Risk [Member]
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Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, supply chains, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Grayscale Bitcoin Adopters ETF | Securities Lending Risk [Member]
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Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Grayscale Bitcoin Adopters ETF | Tax Risk [Member]
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Tax Risk: To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the Statement of Additional Information (“SAI”), certain diversification requirements. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, distributions from earnings and profits its shareholders receive would be taxed as ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Grayscale Bitcoin Adopters ETF | Tracking Error Risk [Member]
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Tracking Error Risk: As with all index funds, the performance of the Fund and the Index may differ from each other (referred to as “tracking error”) for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index, or hold cash or experience differences in the timing of purchases, sales or valuations. The Fund may use a representative sampling strategy to achieve its investment objective, if the Fund’s Sub-Adviser believes it is in the best interest of the Fund, which may increase tracking error. Tracking error may be heightened during periods of market volatility or other unusual market conditions.

Grayscale Bitcoin Covered Call ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Grayscale Bitcoin Covered Call ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Grayscale Bitcoin Covered Call ETF | Bitcoin ETP Options Risk [Member]
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Bitcoin ETP Options Risk: The market for Bitcoin ETP Options may be less developed, and potentially less liquid and more volatile, than more established options markets. While the Bitcoin ETP Options market has grown since the commencement of trading, there can be no assurance that this growth will continue. Market conditions and expectations, regulatory or exchange-imposed limitations (such as margin requirements, position limits and accountability levels), collateral requirements, the availability of counterparties and other factors may affect the supply of and demand for Bitcoin ETP Options and may limit the Fund’s ability to obtain desired exposure. If the Fund is unable to obtain such exposure, it may not be able to meet its investment objectives and its returns may be different from, or lower than, expected. In addition, collateral requirements may require the Fund to liquidate positions at times when it otherwise would not do so, potentially incurring losses and expenses. Price differences between Bitcoin and Bitcoin ETP Options may expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in Bitcoin, and although the performance of Bitcoin ETP Options has historically been highly correlated with the performance of Bitcoin, there can be no guarantee that such correlation will continue. Persistent disconnects between Bitcoin and Bitcoin ETP Options could prevent the Fund from achieving its investment objectives.

Grayscale Bitcoin Covered Call ETF | Bitcoin Investment Risk [Member]
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Bitcoin Investment Risk: The Fund’s investment in Bitcoin ETPs Options carries significant risks. Bitcoin is a digital asset that operates on a decentralized, peer-to-peer network and represents a new and rapidly evolving industry. The market price of Bitcoin has experienced extreme volatility and may continue to fluctuate widely due to changes in adoption, market sentiment, technological developments, regulatory actions or other factors that are difficult to predict. Bitcoin ownership may be concentrated among a small number of holders, and large sales or distributions could adversely affect its price. In addition, if a malicious actor or group were to obtain control of a majority of the processing power on the Bitcoin network, it could manipulate transactions or disrupt the network, and modifications to the Bitcoin network’s open-source protocol, including “forks,” could result in competing digital assets and increased uncertainty or volatility.

Bitcoin trades on digital asset trading platforms that are relatively new and, in many cases, subject to limited regulatory oversight. These platforms may experience fraud, market manipulation, security breaches, operational failures or regulatory actions, and their failure or disruption could adversely affect the price of Bitcoin. The realization of any of these risks could have a material adverse effect on the value of Bitcoin and the Fund’s indirect exposure through Bitcoin ETP Options. As a result, the Fund’s net asset value and the market price of its Shares could decline, and you could lose money.

Grayscale Bitcoin Covered Call ETF | Covered Call Option Writing Risk [Member]
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Covered Call Option Writing Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying instrument above the exercise prices of such options, but will continue to bear the risk of declines in the value of the underlying instrument. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying reference asset of the options over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so.

Grayscale Bitcoin Covered Call ETF | Synthetic Bitcoin ETPs Investment Risk [Member]
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Synthetic Bitcoin ETPs Investment Risk: The Fund obtains investment exposure to Bitcoin, indirectly through derivatives that provide synthetic exposure to ETPs that hold Bitcoin. The price of Bitcoin ETP shares may not directly correspond to the price of Bitcoin and may be highly volatile. Such investment exposes the Fund to the risks associated with Bitcoin and the Bitcoin network, as well as the risks associated with the structure, operation and pricing of Bitcoin ETPs and the derivatives used to obtain such exposure. Differences in pricing, liquidity, transaction costs, derivative valuation and other factors may result in a lack of correlation between the performance of the Fund’s investments and the price of Bitcoin, which could adversely affect the Fund’s performance.

Bitcoin ETPs are not registered under the 1940 Act, or any state securities laws, and therefore investors in such ETPs do not benefit from the protections and restrictions provided by those laws. In addition, Bitcoin ETPs may trade at a premium or discount to their net asset value and may be subjected to limited liquidity, particularly during periods of market stress.

Certain Bitcoin ETPs, including the Grayscale Bitcoin Trust ETF (“GBTC”) and the Grayscale Bitcoin Mini Trust ETF (“BTC”), are sponsored by an affiliate of the Adviser, which receives fees in exchange for providing administrative and marketing services to such ETPs. This may create a conflict of interest for the Adviser in selecting or maintaining exposure to such affiliated ETPs. Although the Fund does not invest directly in GBTC or BTC, the Fund’s investment strategy may result in increased demand for shares of such ETPs, including through the activities of options counterparties, which would increase the fees received by the Adviser or its affiliates.

Grayscale Bitcoin Covered Call ETF | Market and Volatility Risk [Member]
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Market and Volatility Risk: The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to the Fund’s NAV.

The prices of digital assets, including Bitcoin, have historically been highly volatile. The value of the Fund’s investments related to digital assets, including Bitcoin, and therefore the value of an investment in the Fund, could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Grayscale Bitcoin Covered Call ETF | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk: By investing in the Subsidiary, the Fund is indirectly exposed to, and dependent on, the risks associated with the Subsidiary’s investments, which may include instruments the Fund cannot hold directly and are generally subject to the same risks as if investments were held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and therefore the Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may adversely affect the Fund and its shareholders.

Grayscale Bitcoin Covered Call ETF | Active Management Risk [Member]
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Active Management Risk: The Fund is actively managed and its performance reflects the investment decisions that the Adviser makes for the Fund. The Adviser’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund do not produce the intended results, the Fund could underperform other funds with similar investment objectives and/or strategies and could adversely affect the Fund’s net asset value, trading price and overall performance of the Shares.

Grayscale Bitcoin Covered Call ETF | Asset Class Risk [Member]
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Risk [Text Block]	Asset Class Risk: Securities and other assets in the Fund’s portfolio may underperform the general financial markets, a particular financial market or other asset classes.
Grayscale Bitcoin Covered Call ETF | Assignment Risk [Member]
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Assignment Risk: The OCC may randomly assign an exercise notice to a clearing member, who must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that option contract. The Fund may be assigned an exercise notice on an option it has written before the option’s expiration. If the Fund is assigned, the Fund would be required to settle the option position at a time when it may be disadvantageous to do so and may incur a loss or lose the opportunity to benefit from holding the position longer. This could adversely affect the Fund’s performance and its ability to track the performance of the referenced Bitcoin ETPs.

Grayscale Bitcoin Covered Call ETF | Blockchain Technology Risk [Member]
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Blockchain Technology Risk: Blockchain technology is relatively new and many of its uses may be untested, and there can be no assurance that it will achieve widespread adoption or that competing platforms or technologies will not be favored. The adoption and use of blockchain technology may be impaired by existing or future laws or regulations that are difficult to predict, and because blockchain functionality relies on the Internet, significant disruptions in connectivity could impede blockchain operations. Certain features of blockchain technology may increase the risk of fraud or cyberattacks, and transactions depend on cryptographic keys, the theft, loss or destruction of which could adversely affect ownership claims over digital assets. In addition, defects or vulnerabilities in third-party or open-source technologies used in blockchain systems could adversely affect the operation or value of blockchain networks and related assets. The cryptography underlying blockchain technology could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective, which could compromise the security of a blockchain network or permit a malicious actor to compromise wallets or other accounts holding digital assets, which could result in losses.

Grayscale Bitcoin Covered Call ETF | Cash Transactions Risk [Member]
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Cash Transactions Risk: The Fund may effect a significant portion of its creations and redemptions for cash, rather than in-kind. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Grayscale Bitcoin Covered Call ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to the Fund’s assets, the Fund’s data or shareholder information (including non-public personal information), or proprietary information, or may cause the Fund, the Adviser, the Sub-Adviser, Authorized Participants, market makers, the Exchange, or any of their respective service providers (including, but not limited to, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption, loss of operational functionality, or otherwise disrupt the Fund’s operations, including the ability of shareholders to purchase or redeem Shares or receive distributions. The Adviser and Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents.

Because cybersecurity threats are continually evolving, new methods of conducting cyber-attacks are regularly developed, and the Fund and its service providers may not be able to anticipate or detect all such threats, which may limit the Fund’s ability to prevent or respond to cybersecurity incidents. Like other funds and business enterprises, the Fund, the Adviser, the Sub-Adviser, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Grayscale Bitcoin Covered Call ETF | Debt Securities Risk [Member]
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Debt Securities Risk: Investments in debt securities, such as bonds, subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock. Changes in interest rates may have unpredictable effects on markets, may result in market volatility and could negatively impact the Fund’s performance and the value of your Shares.

Grayscale Bitcoin Covered Call ETF | Digital Asset Markets Risk [Member]
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Digital Asset Markets Risk: Digital asset markets have experienced periods of extreme volatility, disruption and reduced liquidity. Digital asset prices have fluctuated widely and certain digital asset trading platforms, hedge funds and lending platforms have experienced financial distress, insolvency or failure. These events have resulted in decreased market liquidity, significant negative publicity surrounding digital assets and increased regulatory scrutiny of the digital asset industry by U.S. and foreign governmental authorities. Loss of confidence in digital assets or market participants, operational failures or fraud affecting digital asset platforms, or increased regulatory or enforcement actions could adversely affect the value and liquidity of digital assets such as Bitcoin and, in turn, the value of the Shares.

Grayscale Bitcoin Covered Call ETF | Digital Asset ETP Investment Risk [Member]
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Digital Asset ETP Investment Risk: The Fund is subject to the same risks as those associated with the direct ownership of the investments held or represented by the ETPs in which it has exposure to. The market price of digital asset ETP shares may not correspond directly to the price of the underlying digital asset and may be highly volatile. Digital asset ETPs are subject to risks associated with the underlying digital assets and their networks, including market volatility, technological developments and regulatory uncertainty, and are not registered under the 1940 Act, and therefore do not provide the protections of the 1940 Act. Sponsors of digital asset ETPs may not be registered as investment advisers with the SEC and may not be subject to comparable regulatory oversight.

Of the digital asset ETPs, GBTC and BTC are sponsored by an affiliate of the Fund’s Adviser that receives fees in connection with such ETPs, which may create a conflict of interest for the Adviser.

Grayscale Bitcoin Covered Call ETF | Digital Asset Tax Risk [Member]
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Digital Asset Tax Risk: The U.S. federal income tax treatment of digital assets and instruments that provide exposure to digital assets remains uncertain. Income derived from the Fund’s investments in digital asset-related instruments, including derivatives or investments held through subsidiaries, may not constitute “qualifying income” for purposes of the income requirements applicable to RICs under Subchapter M of the Internal Revenue Code. If the Internal Revenue Service (the “IRS”) were to issue guidance, Treasury regulations, or other interpretations, or if Congress were to enact legislation that adversely affects the tax treatment of such investments, including guidance applied retroactively, the Fund may be required to modify its investment strategy or could fail to qualify as a RIC, which could adversely affect the Fund and its shareholders.

Grayscale Bitcoin Covered Call ETF | Digital Assets Risk [Member]
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Digital Assets Risk: Digital assets, such as Bitcoin, are assets designed to act as a medium of exchange, though some arguably have not achieved that purpose, and digital assets represent an emerging asset class. Digital assets generally operate without a central authority (such as a bank), are not backed by any government and are not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of digital assets, and regulation in the United States is still developing. The market price of Bitcoin and other digital assets has been subject to extreme fluctuations. Similar to fiat currencies, digital assets are susceptible to theft, loss and destruction. Digital asset trading platforms and other trading venues are relatively new and, in many cases, largely unregulated, which may increase exposure to fraud, market manipulation or operational failures.

Grayscale Bitcoin Covered Call ETF | Exchange-Traded Fund (“ETF”) Risks [Member]
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Exchange Traded Fund (“ETF”) Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Liquidity. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could result in differences between the market price of the Shares and the underlying value of those Shares.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Grayscale Bitcoin Covered Call ETF | FLEX Options Risk [Member]
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FLEX Options Risk: Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. FLEX Options are issued and guaranteed for settlement by the OCC. In the event that the Fund were to utilize FLEX Options, the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and, therefore, the value of your investment in the Fund. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objectives.

Grayscale Bitcoin Covered Call ETF | Inflation Risk [Member]
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Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Grayscale Bitcoin Covered Call ETF | Interest Rate Risk [Member]
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Interest Rate Risk: Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Grayscale Bitcoin Covered Call ETF | Illiquid Investment Risk [Member]
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Illiquid Investment Risk: Liquidity risk is the risk that an investment cannot be sold at an advantageous time or price. Investments may become less liquid during periods of market stress or due to factors affecting specific securities or markets, and liquid investments may become illiquid after purchase. If the Fund is required to sell investments under unfavorable conditions to meet redemptions or other obligations, it may incur losses and its returns may be negatively affected. Illiquid investments may also be more difficult to value, particularly in changing market conditions. In stressed markets, reduced liquidity in the Fund’s portfolio holdings may cause the Fund’s Shares to trade at a premium or discount to net asset value and may disrupt the Fund’s creation and redemption process.

Grayscale Bitcoin Covered Call ETF | Issuer Risk [Member]
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Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition of an issuer of those securities may cause the value of the securities to decline.

Grayscale Bitcoin Covered Call ETF | Large Shareholder and Large-Scale Redemption Risk [Member]
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Large Shareholder and Large-Scale Redemption Risk: Certain shareholders, including an authorized participant, a third-party investor, the Adviser or an affiliate of the Adviser, may from time to time own or control a substantial amount of the Fund’s Shares or may invest for a limited period of time. Redemptions by such shareholders could have a significant negative impact on the Fund, including requiring the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively affect the Fund’s net asset value and market price, increase brokerage costs and result in the Shares trading at a discount to net asset value. If a large shareholder redeems all or a substantial portion of its Shares, the Fund may be unable to maintain sufficient assets to continue operations and may be liquidated.

Large redemptions may also increase the Fund’s expenses, accelerate the realization of taxable income or capital gains and cause the Fund to hold cash or cash equivalents, which may dilute investment returns. In addition, inclusion in or removal from adviser asset allocation models may result in significant purchases or sales of Shares over short periods of time, increased volatility and adverse tax consequences.

Grayscale Bitcoin Covered Call ETF | Leverage Risk [Member]
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Leverage Risk: Certain transactions may give rise to economic leverage, including derivatives and other instruments that provide exposure in excess of the Fund’s initial investment. The use of leverage may magnify gains and losses, so that relatively small changes in the value of the Fund’s investments may result in significant losses. Leverage may also increase the volatility of the Fund’s returns and may require the Fund to liquidate portfolio positions at times when it would not otherwise be advantageous to do so in order to meet its obligations.

Grayscale Bitcoin Covered Call ETF | Money Market Fund Risk [Member]
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Money Market Fund Risk: The value of money market instruments may be affected by market conditions, changing interest rates and changes in the credit ratings of the investments. If market conditions improve while the Fund has invested some or all of its assets in money market instruments, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Grayscale Bitcoin Covered Call ETF | New Fund Risk [Member]
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New Fund Risk: The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain a viable size. Accordingly, investors in the Fund bear the risk that the Fund may not be successful, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable to shareholders. Such a liquidation could have negative tax consequences for shareholders.

Grayscale Bitcoin Covered Call ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk: The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Grayscale Bitcoin Covered Call ETF | Operational and Technology Risk [Member]
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Operational and Technology Risk: The Fund and the entities with which it interacts directly or indirectly are subject to operational and technology risks, including risks arising from human error, systems failures, cybersecurity incidents, and the use of emerging technologies, including artificial intelligence (“AI”), which may result in financial losses, operational disruptions, or declines in the value of the Fund’s investments. These risks may affect the Adviser, Sub-Adviser, the Fund’s service providers, index provider, Authorized Participants, the Exchange on which Shares are listed, and issuers in which the Fund invests, and may impair the calculation of NAV or the creation and redemption of Shares. Although the Fund and its service providers maintain risk management systems and business continuity plans, such measures may not prevent or mitigate all operational or technology-related incidents, and events beyond the Fund’s control could have a material adverse effect on the Fund’s NAV, trading price, or total return.

Grayscale Bitcoin Covered Call ETF | Options Premium Tax Risk [Member]
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Options Premium Tax Risk: The Fund’s investment strategy may increase the amount of capital gain that the Fund realizes and may limit its ability to designate distributions as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%, or as eligible for the dividends-received deduction for corporate shareholders. As a result, a significant portion of distributions received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Grayscale Bitcoin Covered Call ETF | Options Risk [Member]
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Options Risk: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, changes in the value of the underlying instrument, interest or currency exchange rates and anticipated volatility. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable, and there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities, and there may at times not be a liquid secondary market for certain options. Positions in options and other contracts may also be required to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding applicable position limits, which could subject the Fund to substantial losses. Investing in options may be considered aggressive and may expose the Fund to significant risks, including counterparty risk and liquidity risk.

Grayscale Bitcoin Covered Call ETF | Reverse Repurchase Agreements Risk [Member]
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Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Grayscale Bitcoin Covered Call ETF | Tax Risk [Member]
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Tax Risk: To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the Statement of Additional Information (“SAI”), certain diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Grayscale Bitcoin Covered Call ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk: U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Grayscale Bitcoin Miners ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Grayscale Bitcoin Miners ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Grayscale Bitcoin Miners ETF | Concentration in Bitcoin Mining Companies Risk [Member]
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Concentration in Bitcoin Mining Companies Risk: The Fund is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Bitcoin Mining Companies to approximately the same extent that the Index concentrates in Bitcoin Mining Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, Bitcoin Mining Companies may be out of favor and underperform other industries or groups of industries or the market as a whole. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. An investment in a Bitcoin Mining Company may be subject to the following risks:

Bitcoin Miners. Bitcoin miners are subject to malfunction, normal wear and tear, technological obsolescence and supply chain constraints, including the cost and availability of new or replacement equipment. At any point in time, a portion of miners may be offline for maintenance or repair, and a model-wide hardware or software malfunction could significantly disrupt mining operations. As technology evolves, miners may need to acquire newer models to remain competitive, and such equipment may be costly or in short supply. There can be no assurance that miners can obtain sufficient mining equipment or replacement parts on a cost-effective basis, and shortages could reduce mining capacity, increase operating costs and result in a competitive disadvantage.

The profitability of bitcoin mining depends on factors such as bitcoin prices, transaction fees, network hash rate and operating costs, including electricity costs. If miners are not adequately compensated, they may reduce or cease operations, which could reduce processing power on the Bitcoin network, slow transaction validation and increase vulnerability to malicious actors. Any reduction in confidence in the Bitcoin network may adversely affect the price of bitcoin and the value of an investment in the Fund. In addition, the block reward decreases over time, increasing reliance on transaction fees, and if fees become too high, demand for bitcoin may decline.

Bitcoin mining is energy-intensive, and electricity costs account for a significant portion of mining expenses. High energy costs or regulatory or public policy actions (including restrictions due to environmental concerns) may cause miners to reduce or cease operations. Any such developments could lower the demand for bitcoin and have a material adverse effect on the price of bitcoin and the value of the Shares.

Blockchain technology is relatively new and many of its uses may be untested. The mechanics of using blockchain technology to transact in digital or other types of assets, such as securities or derivatives, is relatively new and untested. There can be no assurance that widespread adoption will occur. The cryptography underlying blockchain technology could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. A lack of expansion in the usage of blockchain technology, or the realization of any such technological threats to blockchain technology could adversely affect Bitcoin Mining Companies.

Competing platforms, technologies, and patents. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. Further, if one or more other persons, companies or organizations has or obtains a valid patent covering technology critical to the operation of one or more of a Bitcoin Mining Company’s business lines, there can be no guarantee that such an entity would be willing to license such technology at acceptable prices or at all, which could have a material adverse effect on the Bitcoin Mining Company’s business, financial condition and results of operations.

Cybersecurity incidents. Cybersecurity incidents may compromise an issuer, its operations, or its business. Cybersecurity incidents may also specifically target a user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Additionally, blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies.

Key personnel. Bitcoin Mining Companies rely on highly skilled financial service professionals and software engineers. Because of competition from other firms, Bitcoin Mining Companies may face difficulties in recruiting and retaining professionals of a caliber consistent with their business strategy in the future. The inability to successfully identify and retain qualified professionals could materially and adversely affect the growth, operations, or financial condition of the company.

Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented on a blockchain and trade on a digital asset exchange may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a digital asset exchange, depending on the platform’s controls and other policies. The more lenient a digital asset exchange is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital assets or other assets trading on a digital asset exchange.

Lack of regulation. Digital assets and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain technology works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity, or even failure. There can be no guarantee that future regulation of blockchain technology or digital assets will not have a negative impact on the value of such technologies and of the companies in which the Fund invests.

Miner Collusion Risk. Miners collect fees for each transaction they confirm and validate transactions by adding them to new blocks in the blockchain. Miners are not required to confirm any specific transaction and are economically incentivized to prioritize transactions that pay higher fees. If miners were to collude to exclude or delay transactions that pay lower fees, users may be required to pay higher fees to obtain timely confirmation, which could reduce the attractiveness and utility of the Bitcoin network. Because bitcoin mining operates globally, it may be difficult for regulators to address anticompetitive behavior across jurisdictions, and any such collusion could adversely affect the Bitcoin network and the value of an investment in the Fund.

During periods of network congestion, including when the number of unconfirmed transactions (the “mempool”) exceeds processing capacity, miners are more likely to prioritize higher-fee transactions, which may result in delays for lower-fee transactions and increased costs to users. Such conditions may arise from increased network usage or malicious activity and could adversely affect confidence in the Bitcoin network.

The block reward for mining bitcoin decreases over time, increasing reliance on transaction fees to incentivize miners. If transaction fees become too high, demand for bitcoin may decline; conversely, if total mining rewards are insufficient, miners may reduce processing power dedicated to the network, which could slow transaction validation and increase the risk of a malicious actor obtaining control of the network. Any reduction in confidence in the security or efficiency of the Bitcoin network may adversely affect the price of bitcoin and the value of an investment in the Fund.

Network amendment. Significant contributors to all or any digital asset network could propose amendments to the respective network’s protocols and software that, if accepted and authorized by such network, could adversely affect a Bitcoin Mining Company. For example, with respect to the Bitcoin network, a small group of individuals contribute to the Bitcoin network’s source code. Those individuals can propose refinements or improvements to the Bitcoin network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. To the extent that a significant majority of the users and miners on the Bitcoin network install such software upgrade(s), the Bitcoin network would be subject to new protocols and software that may adversely affect Bitcoin Mining Companies.

Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.

Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

Reliance on digital assets. Bitcoin Mining Companies rely on the success and continued development of the digital asset industry, which is subject to significant uncertainty, evolving regulation and extreme price volatility. Digital assets, including bitcoin, are not backed by any government, operate without a central authority and are susceptible to theft, loss and destruction. Digital asset trading platforms are relatively new and largely unregulated and may be exposed to fraud, technical failures or cybersecurity incidents, including permanent shutdowns. These risks may increase volatility in digital asset prices and could have a material adverse effect on the business, financial condition and results of operations of Bitcoin Mining Company’s, and consequently the value of an investment in the Fund.

Line of business. Bitcoin Mining Companies are engaged in other lines of business unrelated to digital assets and blockchains and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to Bitcoin Mining, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Grayscale Bitcoin Miners ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Grayscale Bitcoin Miners ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to the Fund’s assets, the Fund’s data or shareholder information (including non-public personal information), or proprietary information, or may cause the Fund, the Adviser, the Sub-Adviser, Authorized Participants, market makers, index providers, the Exchange, or any of their respective service providers (including, but not limited to, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption, loss of operational functionality, or otherwise disrupt the Fund’s operations, including the ability of shareholders to purchase or redeem Shares or receive distributions. The Adviser and Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because cybersecurity threats are continually evolving, new methods of conducting cyber-attacks are regularly developed, and the Fund and its service providers may not be able to anticipate or detect all such threats, which may limit the Fund’s ability to prevent or respond to cybersecurity incidents. Like other funds and business enterprises, the Fund, the Adviser, the Sub-Adviser, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Grayscale Bitcoin Miners ETF | Depositary Receipt Risk [Member]
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Depositary Receipt Risk: Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions and changes in foreign currency exchange rates. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to dividends and capital gains paid on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for direct investment in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide returns that correspond precisely with those of the Underlying Shares and may be subject to additional risks, including reduced liquidity and reliance on the depository institution.

Grayscale Bitcoin Miners ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk: The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such markets, involve additional risks not typically associated with investments in the United States or other developed markets. These risks may include greater market volatility, lower trading volume and liquidity, political and economic instability, governmental controls on foreign investment, currency restrictions and limitations on the repatriation of capital. These conditions may impair the Fund’s ability to buy, sell or otherwise transfer securities, adversely affect the market price of Shares and cause the Fund to decline in value.

Grayscale Bitcoin Miners ETF | Equity Market Risk [Member]
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Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden drops in value or long periods of decline due to factors affecting securities markets generally or specific issuers, industries or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, changes in trade regulation, including tariffs or economic sanctions, local, regional or global events, such as war, acts of terrorism, public health crises, recessions or other events, could have a significant negative impact on the Fund and its investments, including by adversely affecting the prices and liquidity of the Fund’s portfolio securities or disrupting trading markets.

Grayscale Bitcoin Miners ETF | Exchange-Traded Fund (“ETF”) Risks [Member]
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Exchange-Traded Fund (“ETF”) Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Liquidity. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could result in differences between the market price of the Shares and the underlying value of those Shares.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Grayscale Bitcoin Miners ETF | Financial Technology Risk [Member]
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Financial Technology Risk: Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Such companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A financial technology company may not currently derive any revenue, and there can be assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Grayscale Bitcoin Miners ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grayscale Bitcoin Miners ETF | Geographic Investment Risk [Member]
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Geographic Investment Risk: To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Grayscale Bitcoin Miners ETF | Index Methodology Risk [Member]
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Index Methodology Risk: The Index includes only those securities meeting the Index criteria, including liquidity and market capitalization requirements, and therefore may not include all companies relevant to the Index’s investment theme. In addition, companies that would otherwise be included in the Index might be excluded if they omit disclosure of, or do not use key terms associated with, their activities related to the Index’s investment theme in regulatory filings or otherwise keep such activities from public (and the Index Provider’s) view.

Grayscale Bitcoin Miners ETF | Index Provider Risk [Member]
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Index Provider Risk: There can be no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.

Grayscale Bitcoin Miners ETF | Market Capitalization Risk [Member]
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Market Capitalization Risk: The securities of large-capitalization companies may be relatively mature and therefore subject to slower growth during times of economic expansion and may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies and generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies and generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Mid- and small-capitalization companies may have limited product lines, markets, financial and managerial resources and may concentrate on fewer geographical markets, and smaller-capitalization companies typically have less publicly available information and may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. As a result, investments in companies of different market capitalizations may experience greater volatility and may negatively affect the Fund’s net asset value and performance.

Grayscale Bitcoin Miners ETF | New Fund Risk [Member]
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New Fund Risk: The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain a viable size. Accordingly, investors in the Fund bear the risk that the Fund may not be successful, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable to shareholders. Such a liquidation could have negative tax consequences for shareholders.

Grayscale Bitcoin Miners ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk: The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Grayscale Bitcoin Miners ETF | Operational and Technology Risk [Member]
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Operational and Technology Risk: The Fund and the entities with which it interacts directly or indirectly are subject to operational and technology risks, including risks arising from human error, systems failures, cybersecurity incidents, and the use of emerging technologies, including artificial intelligence (“AI”), which may result in financial losses, operational disruptions, or declines in the value of the Fund’s investments. These risks may affect the Adviser, Sub-Adviser, the Fund’s service providers, index provider, Authorized Participants, the Exchange on which Shares are listed, and issuers in which the Fund invests, and may impair the calculation of NAV or the creation and redemption of Shares. Although the Fund and its service providers maintain risk management systems and business continuity plans, such measures may not prevent or mitigate all operational or technology-related incidents, and events beyond the Fund’s control could have a material adverse effect on the Fund’s NAV, trading price, or total return.

Grayscale Bitcoin Miners ETF | Passive Investment Risk [Member]
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Passive Investment Risk: The Fund is not actively managed and seeks to track the performance of the Index regardless of the investment merit of individual securities. As a result, the Fund generally will not sell a security due to current or projected underperformance unless that security is removed from the Index or the sale is otherwise required in accordance with the Index methodology. Accordingly, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid, and the Fund does not take defensive positions in declining markets. The Fund’s performance may be adversely affected by declines in the market segments represented in the Index, and the Fund may underperform other investment vehicles, including those that invest in different asset classes or that employ active management strategies.

Grayscale Bitcoin Miners ETF | Sector Risk [Member]
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Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Grayscale Bitcoin Miners ETF | Securities Lending Risk [Member]
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Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Grayscale Bitcoin Miners ETF | Tax Risk [Member]
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Tax Risk: To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the Statement of Additional Information (“SAI”), certain diversification requirements. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, distributions from earnings and profits its shareholders receive would be taxed as ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Grayscale Bitcoin Miners ETF | Tracking Error Risk [Member]
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Tracking Error Risk: As with all index funds, the performance of the Fund and the Index may differ from each other (referred to as “tracking error”) for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index, or hold cash or experience differences in the timing of purchases, sales or valuations. The Fund may use a representative sampling strategy to achieve its investment objective, if the Fund’s Sub-Adviser believes it is in the best interest of the Fund, which may increase tracking error. Tracking error may be heightened during periods of market volatility or other unusual market conditions.

Grayscale Bitcoin Premium Income ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Grayscale Bitcoin Premium Income ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Grayscale Bitcoin Premium Income ETF | Bitcoin ETP Options Risk [Member]
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Bitcoin ETP Options Risk: The market for Bitcoin ETP Options may be less developed, and potentially less liquid and more volatile, than more established options markets. While the Bitcoin ETP Options market has grown since the commencement of trading, there can be no assurance that this growth will continue. Market conditions and expectations, regulatory or exchange-imposed limitations (such as margin requirements, position limits and accountability levels), collateral requirements, the availability of counterparties and other factors may affect the supply of and demand for Bitcoin ETP Options and may limit the Fund’s ability to obtain desired exposure. If the Fund is unable to obtain such exposure, it may not be able to meet its investment objectives and its returns may be different from, or lower than, expected. In addition, collateral requirements may require the Fund to liquidate positions at times when it otherwise would not do so, potentially incurring losses and expenses. Price differences between Bitcoin and Bitcoin ETP Options may expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in Bitcoin, and although the performance of Bitcoin ETP Options has

Grayscale Bitcoin Premium Income ETF | Bitcoin Investment Risk [Member]
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Bitcoin Investment Risk: The Fund’s investment in Bitcoin ETPs Options carries significant risks. Bitcoin is a digital asset that operates on a decentralized, peer-to-peer network and represents a new and rapidly evolving industry. The market price of Bitcoin has experienced extreme volatility and may continue to fluctuate widely due to changes in adoption, market sentiment, technological developments, regulatory actions or other factors that are difficult to predict. Bitcoin ownership may be concentrated among a small number of holders, and large sales or distributions could adversely affect its price. In addition, if a malicious actor or group were to obtain control of a majority of the processing power on the Bitcoin network, it could manipulate transactions or disrupt the network, and modifications to the Bitcoin network’s open-source protocol, including “forks,” could result in competing digital assets and increased uncertainty or volatility.

Bitcoin trades on digital asset trading platforms that are relatively new and, in many cases, subject to limited regulatory oversight. These platforms may experience fraud, market manipulation, security breaches, operational failures or regulatory actions, and their failure or disruption could adversely affect the price of Bitcoin. The realization of any of these risks could have a material adverse effect on the value of Bitcoin and the Fund’s indirect exposure through Bitcoin ETP Options. As a result, the Fund’s net asset value and the market price of its Shares could decline, and you could lose money.

Grayscale Bitcoin Premium Income ETF | Covered Call Option Writing Risk [Member]
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Covered Call Option Writing Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying instrument above the exercise prices of such options, but will continue to bear the risk of declines in the value of the underlying instrument. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying reference asset of the options over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so.

Grayscale Bitcoin Premium Income ETF | Synthetic Bitcoin ETPs Investment Risk [Member]
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Synthetic Bitcoin ETPs Investment Risk: The Fund obtains investment exposure to Bitcoin, indirectly through derivatives that provide synthetic exposure to ETPs that hold Bitcoin. The price of Bitcoin ETP shares may not directly correspond to the price of Bitcoin and may be highly volatile. Such investment exposes the Fund to the risks associated with Bitcoin and the Bitcoin Network, as well as the risks associated with the structure, operation and pricing of Bitcoin ETPs and the derivatives used to obtain such exposure. Differences in pricing, liquidity, transaction costs, derivative valuation and other factors may result in a lack of correlation between the performance of the Fund’s investments and the price of Bitcoin, which could adversely affect the Fund’s performance.

Bitcoin ETPs are not registered under the 1940 Act, or any state securities laws, and therefore investors in such ETPs do not benefit from the protections and restrictions provided by those laws. In addition, Bitcoin ETPs may trade at a premium or discount to their net asset value and may be subjected to limited liquidity, particularly during periods of market stress.

Certain Bitcoin ETPs, including the Grayscale Bitcoin Trust ETF (“GBTC”) and the Grayscale Bitcoin Mini Trust ETF (“BTC”), are sponsored by an affiliate of the Adviser, which receives fees in exchange for providing administrative and marketing services to such ETPs. This may create a conflict of interest for the Adviser in selecting or maintaining exposure to such affiliated ETPs. Although the Fund does not invest directly in GBTC or BTC, the Fund’s investment strategy may result in increased demand for shares of such ETPs, including through the activities of options counterparties, which would increase the fees received by the Adviser or its affiliates.

Grayscale Bitcoin Premium Income ETF | Market and Volatility Risk [Member]
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Market and Volatility Risk: The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to the Fund’s NAV.

The prices of digital assets, including Bitcoin, have historically been highly volatile. The value of the Fund’s investments related to digital assets, including Bitcoin, and therefore the value of an investment in the Fund, could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Grayscale Bitcoin Premium Income ETF | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk: By investing in the Subsidiary, the Fund is indirectly exposed to, and dependent on, the risks associated with the Subsidiary’s investments, which may include instruments the Fund cannot hold directly and are generally subject to the same risks as if investments were held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and therefore the Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may adversely affect the Fund and its shareholders.

Grayscale Bitcoin Premium Income ETF | Active Management Risk [Member]
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Active Management Risk: The Fund is actively managed and its performance reflects the investment decisions that the Adviser makes for the Fund. The Adviser’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund do not produce the intended results, the Fund could underperform other funds with similar investment objectives and/or strategies and could adversely affect the Fund’s net asset value, trading price and overall performance of the Shares.

Grayscale Bitcoin Premium Income ETF | Asset Class Risk [Member]
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Risk [Text Block]	Asset Class Risk: Securities and other assets in the Fund’s portfolio may underperform the general financial markets, a particular financial market or other asset classes.
Grayscale Bitcoin Premium Income ETF | Assignment Risk [Member]
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Assignment Risk: The OCC may randomly assign an exercise notice to a clearing member, who must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that option contract. The Fund may be assigned an exercise notice on an option it has written before the option’s expiration. If the Fund is assigned, the Fund would be required to settle the option position at a time when it may be disadvantageous to do so and may incur a loss or lose the opportunity to benefit from holding the position longer. This could adversely affect the Fund’s performance and its ability to track the performance of the referenced Bitcoin ETPs.

Grayscale Bitcoin Premium Income ETF | Blockchain Technology Risk [Member]
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Blockchain Technology Risk: Blockchain technology is relatively new and many of its uses may be untested, and there can be no assurance that it will achieve widespread adoption or that competing platforms or technologies will not be favored. The adoption and use of blockchain technology may be impaired by existing or future laws or regulations that are difficult to predict, and because blockchain functionality relies on the Internet, significant disruptions in connectivity could impede blockchain operations. Certain features of blockchain technology may increase the risk of fraud or cyberattacks, and transactions depend on cryptographic keys, the theft, loss or destruction of which could adversely affect ownership claims over digital assets. In addition, defects or vulnerabilities in third-party or open-source technologies used in blockchain systems could adversely affect the operation or value of blockchain networks and related assets. The cryptography underlying blockchain technology could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective, which could compromise the security of a blockchain network or permit a malicious actor to compromise wallets or other accounts holding digital assets, which could result in losses.

Grayscale Bitcoin Premium Income ETF | Cash Transactions Risk [Member]
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Cash Transactions Risk: The Fund may effect a significant portion of its creations and redemptions for cash, rather than in-kind. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Grayscale Bitcoin Premium Income ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to the Fund’s assets, the Fund’s data or shareholder information (including non-public personal information), or proprietary information, or may cause the Fund, the Adviser, the Sub-Adviser, Authorized Participants, market makers, the Exchange, or any of their respective service providers (including, but not limited to, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption, loss of operational functionality, or otherwise disrupt the Fund’s operations, including the ability of shareholders to purchase or redeem Shares or receive distributions. The Adviser and Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents.

Because cybersecurity threats are continually evolving, new methods of conducting cyber-attacks are regularly developed, and the Fund and its service providers may not be able to anticipate or detect all such threats, which may limit the Fund’s ability to prevent or respond to cybersecurity incidents. Like other funds and business enterprises, the Fund, the Adviser, the Sub-Adviser, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Grayscale Bitcoin Premium Income ETF | Debt Securities Risk [Member]
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Debt Securities Risk: Investments in debt securities, such as bonds, subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock. Changes in interest rates may have unpredictable effects on markets, may result in market volatility and could negatively impact the Fund’s performance and the value of your Shares.

Grayscale Bitcoin Premium Income ETF | Digital Asset Markets Risk [Member]
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Digital Asset Markets Risk: Digital asset markets have experienced periods of extreme volatility, disruption and reduced liquidity. Digital asset prices have fluctuated widely and certain digital asset trading platforms, hedge funds and lending platforms have experienced financial distress, insolvency or failure. These events have resulted in decreased market liquidity, significant negative publicity surrounding digital assets and increased regulatory scrutiny of the digital asset industry by U.S. and foreign governmental authorities. Loss of confidence in digital assets or market participants, operational failures or fraud affecting digital asset platforms, or increased regulatory or enforcement actions could adversely affect the value and liquidity of digital assets such as Bitcoin and, in turn, the value of the Shares.

Grayscale Bitcoin Premium Income ETF | Digital Asset ETP Investment Risk [Member]
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Digital Asset ETP Investment Risk: The Fund is subject to the same risks as those associated with the direct ownership of the investments held or represented by the ETPs in which it has exposure to. The market price of digital asset ETP shares may not correspond directly to the price of the underlying digital asset and may be highly volatile. Digital asset ETPs are subject to risks associated with the underlying digital assets and their networks, including market volatility, technological developments and regulatory uncertainty, and are not registered under the 1940 Act, and therefore do not provide the protections of the 1940 Act. Sponsors of digital asset ETPs may not be registered as investment advisers with the SEC and may not be subject to comparable regulatory oversight.

Of the digital asset ETPs, GBTC and BTC are sponsored by an affiliate of the Fund’s Adviser that receives fees in connection with such ETPs, which may create a conflict of interest for the Adviser.

Grayscale Bitcoin Premium Income ETF | Digital Asset Tax Risk [Member]
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Digital Asset Tax Risk: The U.S. federal income tax treatment of digital assets and instruments that provide exposure to digital assets remains uncertain. Income derived from the Fund’s investments in digital asset-related instruments, including derivatives or investments held through subsidiaries, may not constitute “qualifying income” for purposes of the income requirements applicable to RICs under Subchapter M of the Internal Revenue Code. If the Internal Revenue Service (the “IRS”) were to issue guidance, Treasury regulations, or other interpretations, or if Congress were to enact legislation that adversely affects the tax treatment of such investments, including guidance applied retroactively, the Fund may be required to modify its investment strategy or could fail to qualify as a RIC, which could adversely affect the Fund and its shareholders.

Grayscale Bitcoin Premium Income ETF | Digital Assets Risk [Member]
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Digital Assets Risk: Digital assets, such as Bitcoin, are assets designed to act as a medium of exchange, though some arguably have not achieved that purpose, and digital assets represent an emerging asset class. Digital assets generally operate without a central authority (such as a bank), are not backed by any government and are not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of digital assets, and regulation in the United States is still developing. The market price of Bitcoin and other digital assets has been subject to extreme fluctuations. Similar to fiat currencies, digital assets are susceptible to theft, loss and destruction. Digital asset trading platforms and other trading venues are relatively new and, in many cases, largely unregulated, which may increase exposure to fraud, market manipulation or operational failures.

Grayscale Bitcoin Premium Income ETF | Exchange-Traded Fund (“ETF”) Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund (“ETF”) Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Liquidity. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could result in differences between the market price of the Shares and the underlying value of those Shares.

Grayscale Bitcoin Premium Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. FLEX Options are issued and guaranteed for settlement by the OCC. In the event that the Fund were to utilize FLEX Options, the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and, therefore, the value of your investment in the Fund. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective.

Grayscale Bitcoin Premium Income ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Grayscale Bitcoin Premium Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Grayscale Bitcoin Premium Income ETF | Illiquid Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investment Risk: Liquidity risk is the risk that an investment cannot be sold at an advantageous time or price. Investments may become less liquid during periods of market stress or due to factors affecting specific securities or markets, and liquid investments may become illiquid after purchase. If the Fund is required to sell investments under unfavorable conditions to meet redemptions or other obligations, it may incur losses and its returns may be negatively affected. Illiquid investments may also be more difficult to value, particularly in changing market conditions. In stressed markets, reduced liquidity in the Fund’s portfolio holdings may cause the Fund’s Shares to trade at a premium or discount to net asset value and may disrupt the Fund’s creation and redemption process.

Grayscale Bitcoin Premium Income ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition of an issuer of those securities may cause the value of the securities to decline.

Grayscale Bitcoin Premium Income ETF | Large Shareholder and Large-Scale Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder and Large-Scale Redemption Risk: Certain shareholders, including an authorized participant, a third-party investor, the Adviser or an affiliate of the Adviser, may from time to time own or control a substantial amount of the Fund’s Shares or may invest for a limited period of time. Redemptions by such shareholders could have a significant negative impact on the Fund, including requiring the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively affect the Fund’s net asset value and market price, increase brokerage costs and result in the Shares trading at a discount to net asset value. If a large shareholder redeems all or a substantial portion of its Shares, the Fund may be unable to maintain sufficient assets to continue operations and may be liquidated.

Large redemptions may also increase the Fund’s expenses, accelerate the realization of taxable income or capital gains and cause the Fund to hold cash or cash equivalents, which may dilute investment returns. In addition, inclusion in or removal from adviser asset allocation models may result in significant purchases or sales of Shares over short periods of time, increased volatility and adverse tax consequences.

Grayscale Bitcoin Premium Income ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: Certain transactions may give rise to economic leverage, including derivatives and other instruments that provide exposure in excess of the Fund’s initial investment. The use of leverage may magnify gains and losses, so that relatively small changes in the value of the Fund’s investments may result in significant losses. Leverage may also increase the volatility of the Fund’s returns and may require the Fund to liquidate portfolio positions at times when it would not otherwise be advantageous to do so in order to meet its obligations.

Grayscale Bitcoin Premium Income ETF | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk: The value of money market instruments may be affected by market conditions, changing interest rates and changes in the credit ratings of the investments. If market conditions improve while the Fund has invested some or all of its assets in money market instruments, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Grayscale Bitcoin Premium Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk: The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain a viable size. Accordingly, investors in the Fund bear the risk that the Fund may not be successful, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable to shareholders. Such a liquidation could have negative tax consequences for shareholders.

Grayscale Bitcoin Premium Income ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Grayscale Bitcoin Premium Income ETF | Operational and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: The Fund and the entities with which it interacts directly or indirectly are subject to operational and technology risks, including risks arising from human error, systems failures, cybersecurity incidents, and the use of emerging technologies, including artificial intelligence (“AI”), which may result in financial losses, operational disruptions, or declines in the value of the Fund’s investments. These risks may affect the Adviser, Sub-Adviser, the Fund’s service providers, index provider, Authorized Participants, the Exchange on which Shares are listed, and issuers in which the Fund invests, and may impair the calculation of NAV or the creation and redemption of Shares. Although the Fund and its service providers maintain risk management systems and business continuity plans, such measures may not prevent or mitigate all operational or technology-related incidents, and events beyond the Fund’s control could have a material adverse effect on the Fund’s NAV, trading price, or total return.

Grayscale Bitcoin Premium Income ETF | Options Premium Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Premium Tax Risk: The Fund’s investment strategy may increase the amount of capital gain that the Fund realizes and may limit its ability to designate distributions as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%, or as eligible for the dividends-received deduction for corporate shareholders. As a result, a significant portion of distributions received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Grayscale Bitcoin Premium Income ETF | Options Risk [Member]
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Options Risk: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, changes in the value of the underlying instrument, interest or currency exchange rates and anticipated volatility. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable, and there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities, and there may at times not be a liquid secondary market for certain options. Positions in options and other contracts may also be required to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding applicable position limits, which could subject the Fund to substantial losses. Investing in options may be considered aggressive and may expose the Fund to significant risks, including counterparty risk and liquidity risk.

Grayscale Bitcoin Premium Income ETF | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Grayscale Bitcoin Premium Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the Statement of Additional Information (“SAI”), certain diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Grayscale Bitcoin Premium Income ETF | U.S. Government Securities Risk [Member]
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Risk [Text Block]

U.S. Government Securities Risk: U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Grayscale Ethereum Covered Call ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Grayscale Ethereum Covered Call ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Grayscale Ethereum Covered Call ETF | Ethereum ETP Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ethereum ETP Options Risk: The market for Ethereum ETP Options may be less developed, and potentially less liquid and more volatile, than more established options markets. While the Ethereum ETP Options market has grown since the commencement of trading, there can be no assurance that this growth will continue. Market conditions and expectations, regulatory or exchange-imposed limitations (such as margin requirements, position limits and accountability levels), collateral requirements, the availability of counterparties and other factors may affect the supply of and demand for Ethereum ETP Options and may limit the Fund’s ability to obtain desired exposure. If the Fund is unable to obtain such exposure, it may not be able to meet its investment objectives and its returns may be different from, or lower than, expected. In addition, collateral requirements may require the Fund to liquidate positions at times when it otherwise would not do so, potentially incurring losses and expenses. Price differences between Ether and Ethereum ETP Options may expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in Ether, and although the performance of Ethereum ETP Options has historically been highly correlated with the performance of Ethereum, there can be no guarantee that such correlation will continue. Persistent disconnects between Ether and Ethereum ETP Options could prevent the Fund from achieving its investment objectives.

Grayscale Ethereum Covered Call ETF | Ether Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Investment Risk: The Fund’s investment in Ethereum ETP Options carries significant risks. Ether is a digital asset that operates on the peer-to-peer Ethereum network, a decentralized network of computers that uses cryptographic protocols, and represents a new and rapidly evolving industry. The market price of Ether has experienced extreme volatility and may continue to fluctuate widely due to changes in market sentiment, adoption, technological developments, regulatory actions or other factors that are difficult to predict. The value of Ether depends on the continued development, acceptance and use of the Ethereum network, and adverse developments affecting the network or the broader digital asset ecosystem may negatively impact its value.

Ether trades on digital asset trading platforms that are relatively new and, in many cases, subject to limited regulatory oversight and may be more susceptible to fraud, market manipulation, security breaches or operational failures. In addition, the Ethereum network relies on validators to confirm transactions through a proof-of-stake mechanism, and disruptions to validator participation or control of a significant portion of staked Ether could impair the operation of the network. The Ethereum network may also be subject to modifications, including “forks,” which could result in competing digital assets, and regulatory developments, including a determination that Ether is a security, could adversely affect its use or trading. The realization of any of these risks could have a material adverse effect on the value of Ether and the Fund’s indirect exposure through Ethereum ETP Options. As a result, the Fund’s net asset value and the market price of its Shares could decline, and you could lose money.

Grayscale Ethereum Covered Call ETF | Covered Call Option Writing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Option Writing Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying instrument above the exercise prices of such options, but will continue to bear the risk of declines in the value of the underlying instrument. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying reference asset of the options over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so.

Grayscale Ethereum Covered Call ETF | Synthetic Ethereum ETPs Investment Risk [Member]
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Risk [Text Block]

Synthetic Ethereum ETPs Investment Risk: The Fund obtains investment exposure to Ether indirectly through derivatives that provide synthetic exposure to ETPs that hold Ether. The price of Ethereum ETP shares may not directly correspond to the price of Ethereum and may be highly volatile. Such investments expose the Fund to the risks associated with Ethereum and the Ethereum network, as well as the risks associated with the structure, operation and pricing of Ethereum ETPs and the derivatives used to obtain such exposure. Differences in pricing, liquidity, transaction costs, derivative valuation and other factors may result in a lack of correlation between the performance of the Fund’s investments and the price of Ethereum, which could adversely affect the Fund’s performance.

Ethereum ETPs are not registered under the 1940 Act, or any state securities laws, and therefore investors in such ETPs do not benefit from the protections and restrictions provided by those laws. In addition, Ethereum ETPs may trade at a premium or discount to their net asset value and may be subjected to limited liquidity, particularly during periods of market stress.

Certain Ethereum ETPs, including the ETHE and the ETH, are sponsored by an affiliate of the Adviser, which receives fees in exchange for providing administrative and marketing services to such ETPs. This may create a conflict of interest for the Adviser in selecting or maintaining exposure to such affiliated ETPs. Although the Fund does not invest directly in ETHE or ETH, the Fund’s investment strategy may result in increased demand for shares of such ETPs, including through the activities of options counterparties, which would increase the fees received by the Adviser or its affiliates.

Grayscale Ethereum Covered Call ETF | Market and Volatility Risk [Member]
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Market and Volatility Risk: The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to the Fund’s NAV.

The prices of digital assets, including Ether, have historically been highly volatile. The value of the Fund’s investments related to digital assets, including Ether, and therefore the value of an investment in the Fund, could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Grayscale Ethereum Covered Call ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk: By investing in the Subsidiary, the Fund is indirectly exposed to, and dependent on, the risks associated with the Subsidiary’s investments, which may include instruments the Fund cannot hold directly and are generally subject to the same risks as if investments were held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and therefore the Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may adversely affect the Fund and its shareholders.

Grayscale Ethereum Covered Call ETF | Active Management Risk [Member]
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Risk [Text Block]

Active Management Risk: The Fund is actively managed and its performance reflects the investment decisions that the Adviser makes for the Fund. The Adviser’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund do not produce the intended results, the Fund could underperform other funds with similar investment objectives and/or strategies and could adversely affect the Fund’s net asset value, trading price and overall performance of the Shares.

Grayscale Ethereum Covered Call ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk: Securities and other assets in the Fund’s portfolio may underperform the general financial markets, a particular financial market or other asset classes.
Grayscale Ethereum Covered Call ETF | Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Assignment Risk: The OCC may randomly assign an exercise notice to a clearing member, who must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that option contract. The Fund may be assigned an exercise notice on an option it has written before the option’s expiration. If the Fund is assigned, the Fund would be required to settle the option position at a time when it may be disadvantageous to do so and may incur a loss or lose the opportunity to benefit from holding the position longer. This could adversely affect the Fund’s performance and its ability to track the performance of the referenced ETPs.

Grayscale Ethereum Covered Call ETF | Blockchain Technology Risk [Member]
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Risk [Text Block]

Blockchain Technology Risk: Blockchain technology is relatively new and many of its uses may be untested, and there can be no assurance that it will achieve widespread adoption or that competing platforms or technologies will not be favored. The adoption and use of blockchain technology may be impaired by existing or future laws or regulations that are difficult to predict, and because blockchain functionality relies on the Internet, significant disruptions in connectivity could impede blockchain operations. Certain features of blockchain technology may increase the risk of fraud or cyberattacks, and transactions depend on cryptographic keys, the theft, loss or destruction of which could adversely affect ownership claims over digital assets. In addition, defects or vulnerabilities in third-party or open-source technologies used in blockchain systems could adversely affect the operation or value of blockchain networks and related assets. The cryptography underlying blockchain technology could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective, which could compromise the security of a blockchain network or permit a malicious actor to compromise wallets or other accounts holding digital assets, which could result in losses.

Grayscale Ethereum Covered Call ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk: The Fund may effect a significant portion of its creations and redemptions for cash, rather than in-kind. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Grayscale Ethereum Covered Call ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to the Fund’s assets, the Fund’s data or shareholder information (including non-public personal information), or proprietary information, or may cause the Fund, the Adviser, the Sub-Adviser, Authorized Participants, market makers, the Exchange, or any of their respective service providers (including, but not limited to, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption, loss of operational functionality, or otherwise disrupt the Fund’s operations, including the ability of shareholders to purchase or redeem Shares or receive distributions. The Adviser and Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents.

Because cybersecurity threats are continually evolving, new methods of conducting cyber-attacks are regularly developed, and the Fund and its service providers may not be able to anticipate or detect all such threats, which may limit the Fund’s ability to prevent or respond to cybersecurity incidents. Like other funds and business enterprises, the Fund, the Adviser, the Sub-Adviser, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Grayscale Ethereum Covered Call ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk: Investments in debt securities, such as bonds, subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock. Changes in interest rates may have unpredictable effects on markets, may result in market volatility and could negatively impact the Fund’s performance and the value of your Shares.

Grayscale Ethereum Covered Call ETF | Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivative Risk: The Fund may invest in options, a type of derivative instrument. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Fund. In addition, the prices of the derivatives instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect may not move together as expected. Derivatives are usually traded on margin, which may subject the Fund to margin calls. Margin calls may force the Fund to liquidate assets.

Grayscale Ethereum Covered Call ETF | Digital Asset Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Asset Markets Risk: Digital asset markets have experienced periods of extreme volatility, disruption and reduced liquidity. Digital asset prices have fluctuated widely and certain digital asset trading platforms, hedge funds and lending platforms have experienced financial distress, insolvency or failure. These events have resulted in decreased market liquidity, significant negative publicity surrounding digital assets and increased regulatory scrutiny of the digital asset industry by U.S. and foreign governmental authorities. Loss of confidence in digital assets or market participants, operational failures or fraud affecting digital asset platforms, or increased regulatory or enforcement actions could adversely affect the value and liquidity of digital assets such as Ether and, in turn, the value of the Shares.

Grayscale Ethereum Covered Call ETF | Digital Asset ETP Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Asset ETP Investment Risk: The Fund is subject to the same risks as those associated with the direct ownership of the investments held or represented by the ETPs in which it has exposure to. The market price of digital asset ETP shares may not correspond directly to the price of the underlying digital asset and may be highly volatile. Digital asset ETPs are subject to risks associated with the underlying digital assets and their networks, including market volatility, technological developments and regulatory uncertainty, and are not registered under the 1940 Act, and therefore do not provide the protections of the 1940 Act. Sponsors of digital asset ETPs may not be registered as investment advisers with the SEC and may not be subject to comparable regulatory oversight.

Of the digital asset ETPs, ETH and ETHE are sponsored by an affiliate of the Fund’s Adviser that receives fees in connection with such ETPs, which may create a conflict of interest for the Adviser.

Grayscale Ethereum Covered Call ETF | Digital Asset Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Asset Tax Risk: The U.S. federal income tax treatment of digital assets and instruments that provide exposure to digital assets remains uncertain. Income derived from the Fund’s investments in digital asset-related instruments, including derivatives or investments held through subsidiaries, may not constitute “qualifying income” for purposes of the income requirements applicable to RICs under Subchapter M of the Internal Revenue Code. If the Internal Revenue Service (the “IRS”) were to issue guidance, Treasury regulations, or other interpretations, or if Congress were to enact legislation that adversely affects the tax treatment of such investments, including guidance applied retroactively, the Fund may be required to modify its investment strategy or could fail to qualify as a RIC, which could adversely affect the Fund and its shareholders.

Grayscale Ethereum Covered Call ETF | Digital Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets Risk: Digital assets, such as Ether, are assets designed to act as a medium of exchange, though some arguably have not achieved that purpose, and digital assets represent an emerging asset class. Digital assets generally operate without a central authority (such as a bank), are not backed by any government and are not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of digital assets, and regulation in the United States is still developing. The market price of Ether and other digital assets has been subject to extreme fluctuations. Similar to fiat currencies, digital assets are susceptible to theft, loss and destruction. Digital asset trading platforms and other trading venues are relatively new and, in many cases, largely unregulated, which may increase exposure to fraud, market manipulation or operational failures.

Grayscale Ethereum Covered Call ETF | Exchange-Traded Fund (“ETF”) Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund (“ETF”) Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Liquidity. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could result in differences between the market price of the Shares and the underlying value of those Shares.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Grayscale Ethereum Covered Call ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. FLEX Options are issued and guaranteed for settlement by the OCC. In the event that the Fund were to utilize FLEX Options, the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and, therefore, the value of your investment in the Fund. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective.

Grayscale Ethereum Covered Call ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Grayscale Ethereum Covered Call ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Grayscale Ethereum Covered Call ETF | Illiquid Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investment Risk: Liquidity risk is the risk that an investment cannot be sold at an advantageous time or price. Investments may become less liquid during periods of market stress or due to factors affecting specific securities or markets, and liquid investments may become illiquid after purchase. If the Fund is required to sell investments under unfavorable conditions to meet redemptions or other obligations, it may incur losses and its returns may be negatively affected. Illiquid investments may also be more difficult to value, particularly in changing market conditions. In stressed markets, reduced liquidity in the Fund’s portfolio holdings may cause the Fund’s Shares to trade at a premium or discount to net asset value and may disrupt the Fund’s creation and redemption process.

Grayscale Ethereum Covered Call ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition of an issuer of those securities may cause the value of the securities to decline.

Grayscale Ethereum Covered Call ETF | Large Shareholder and Large-Scale Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder and Large-Scale Redemption Risk: Certain shareholders, including an authorized participant, a third-party investor, the Adviser or an affiliate of the Adviser, may from time to time own or control a substantial amount of the Fund’s Shares or may invest for a limited period of time. Redemptions by such shareholders could have a significant negative impact on the Fund, including requiring the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively affect the Fund’s net asset value and market price, increase brokerage costs and result in the Shares trading at a discount to net asset value. If a large shareholder redeems all or a substantial portion of its Shares, the Fund may be unable to maintain sufficient assets to continue operations and may be liquidated.

Large redemptions may also increase the Fund’s expenses, accelerate the realization of taxable income or capital gains and cause the Fund to hold cash or cash equivalents, which may dilute investment returns. In addition, inclusion in or removal from adviser asset allocation models may result in significant purchases or sales of Shares over short periods of time, increased volatility and adverse tax consequences.

Grayscale Ethereum Covered Call ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: Certain transactions may give rise to economic leverage, including derivatives and other instruments that provide exposure in excess of the Fund’s initial investment. The use of leverage may magnify gains and losses, so that relatively small changes in the value of the Fund’s investments may result in significant losses. Leverage may also increase the volatility of the Fund’s returns and may require the Fund to liquidate portfolio positions at times when it would not otherwise be advantageous to do so in order to meet its obligations.

Grayscale Ethereum Covered Call ETF | Market Trading and Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Trading and Liquidity Risk: Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This may result in wider bid/ask spreads and cause Shares to trade at a premium or discount to the Fund’s net asset value (“NAV”). Disruptions in the creation and redemption process, including reduced participation by authorized participants or market makers, may further contribute to such pricing differences.

Grayscale Ethereum Covered Call ETF | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk: The value of money market instruments may be affected by market conditions, changing interest rates and changes in the credit ratings of the investments. If market conditions improve while the Fund has invested some or all of its assets in money market instruments, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Grayscale Ethereum Covered Call ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk: The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain a viable size. Accordingly, investors in the Fund bear the risk that the Fund may not be successful, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable to shareholders. Such a liquidation could have negative tax consequences for shareholders.

Grayscale Ethereum Covered Call ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Grayscale Ethereum Covered Call ETF | Operational and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: The Fund and the entities with which it interacts directly or indirectly are subject to operational and technology risks, including risks arising from human error, systems failures, cybersecurity incidents, and the use of emerging technologies, including artificial intelligence (“AI”), which may result in financial losses, operational disruptions, or declines in the value of the Fund’s investments. These risks may affect the Adviser, Sub-Adviser, the Fund’s service providers, index provider, Authorized Participants, the Exchange on which Shares are listed, and issuers in which the Fund invests, and may impair the calculation of NAV or the creation and redemption of Shares. Although the Fund and its service providers maintain risk management systems and business continuity plans, such measures may not prevent or mitigate all operational or technology-related incidents, and events beyond the Fund’s control could have a material adverse effect on the Fund’s NAV, trading price, or total return.

Grayscale Ethereum Covered Call ETF | Options Premium Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Premium Tax Risk: The Fund’s investment strategy may increase the amount of capital gain that the Fund realizes and may limit its ability to designate distributions as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%, or as eligible for the dividends-received deduction for corporate shareholders. As a result, a significant portion of distributions received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Grayscale Ethereum Covered Call ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, changes in the value of the underlying instrument, interest or currency exchange rates and anticipated volatility. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable, and there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities, and there may at times not be a liquid secondary market for certain options. Positions in options and other contracts may also be required to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding applicable position limits, which could subject the Fund to substantial losses. Investing in options may be considered aggressive and may expose the Fund to significant risks, including counterparty risk and liquidity risk.

Grayscale Ethereum Covered Call ETF | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Grayscale Ethereum Covered Call ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the Statement of Additional Information (“SAI”), certain diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Grayscale Ethereum Covered Call ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Grayscale Ethereum Premium Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Grayscale Ethereum Premium Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Grayscale Ethereum Premium Income ETF | Ethereum ETP Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ethereum ETP Options Risk: The market for Ethereum ETP Options may be less developed, and potentially less liquid and more volatile, than more established options markets. While the Ethereum ETP Options market has grown since the commencement of trading, there can be no assurance that this growth will continue. Market conditions and expectations, regulatory or exchange-imposed limitations (such as margin requirements, position limits and accountability levels), collateral requirements, the availability of counterparties and other factors may affect the supply of and demand for Ethereum ETP Options and may limit the Fund’s ability to obtain desired exposure. If the

Fund is unable to obtain such exposure, it may not be able to meet its investment objectives and its returns may be different from, or lower than, expected. In addition, collateral requirements may require the Fund to liquidate positions at times when it otherwise would not do so, potentially incurring losses and expenses. Price differences between Ether and Ethereum ETP Options may expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in Ether, and although the performance of Ethereum ETP Options has historically been highly correlated with the performance of Ethereum, there can be no guarantee that such correlation will continue. Persistent disconnects between Ether and Ethereum ETP Options could prevent the Fund from achieving its investment objective.

Grayscale Ethereum Premium Income ETF | Ether Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Investment Risk: The Fund’s investment in Ethereum ETP Options carries significant risks. Ether is a digital asset that operates on the peer-to-peer Ethereum network, a decentralized network of computers that uses cryptographic protocols, and represents a new and rapidly evolving industry. The market price of Ether has experienced extreme volatility and may continue to fluctuate widely due to changes in market sentiment, adoption, technological developments, regulatory actions or other factors that are difficult to predict. The value of Ether depends on the continued development, acceptance and use of the Ethereum network, and adverse developments affecting the network or the broader digital asset ecosystem may negatively impact its value.

Ether trades on digital asset trading platforms that are relatively new and, in many cases, subject to limited regulatory oversight and may be more susceptible to fraud, market manipulation, security breaches or operational failures. In addition, the Ethereum network relies on validators to confirm transactions through a proof-of-stake mechanism, and disruptions to validator participation or control of a significant portion of staked Ether could impair the operation of the network. The Ethereum network may also be subject to modifications, including “forks,” which could result in competing digital assets, and regulatory developments, including a determination that Ether is a security, could adversely affect its use or trading. The realization of any of these risks could have a material adverse effect on the value of Ether and the Fund’s indirect exposure through Ethereum ETP Options. As a result, the Fund’s net asset value and the market price of its Shares could decline, and you could lose money.

Grayscale Ethereum Premium Income ETF | Covered Call Option Writing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Option Writing Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying instrument above the exercise prices of such options, but will continue to bear the risk of declines in the value of the underlying instrument. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying reference asset of the options over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so.

Grayscale Ethereum Premium Income ETF | Synthetic Ethereum ETPs Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Synthetic Ethereum ETPs Investment Risk: The Fund obtains investment exposure to Ethereum indirectly through derivatives that provide synthetic exposure to ETPs that hold Ethereum. The price of Ethereum ETP shares may not directly correspond to the price of Ethereum and may be highly volatile. Such investments expose the Fund to the risks associated with Ethereum and the Ethereum network, as well as the risks associated with the structure, operation and pricing of Ethereum ETPs and the derivatives used to obtain such exposure. Differences in pricing, liquidity, transaction costs, derivative valuation and other factors may result in a lack of correlation between the performance of the Fund’s investments and the price of Ethereum, which could adversely affect the Fund’s performance.

Ethereum ETPs are not registered under the 1940 Act, or any state securities laws, and therefore investors in such ETPs do not benefit from the protections and restrictions provided by those laws. In addition, Ethereum ETPs may trade at a premium or discount to their net asset value and may be subjected to limited liquidity, particularly during periods of market stress.

Certain Ethereum ETPs, including the ETHE and the ETH, are sponsored by an affiliate of the Adviser, which receives fees in exchange for providing administrative and marketing services to such ETPs. This may create a conflict of interest for the Adviser in selecting or maintaining exposure to such affiliated ETPs. Although the Fund does not invest directly in ETHE or ETH, the Fund’s investment strategy may result in increased demand for shares of such ETPs, including through the activities of options counterparties, which would increase the fees received by the Adviser or its affiliates.

Grayscale Ethereum Premium Income ETF | Market and Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Volatility Risk: The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to the Fund’s NAV.

The prices of digital assets, including Ether, have historically been highly volatile. The value of the Fund’s investments related to digital assets, including Ether, and therefore the value of an investment in the Fund, could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Grayscale Ethereum Premium Income ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk: By investing in the Subsidiary, the Fund is indirectly exposed to, and dependent on, the risks associated with the Subsidiary’s investments, which may include instruments the Fund cannot hold directly and are generally subject to the same risks as if investments were held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and therefore the Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may adversely affect the Fund and its shareholders.

Grayscale Ethereum Premium Income ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk: The Fund is actively managed and its performance reflects the investment decisions that the Adviser makes for the Fund. The Adviser’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund do not produce the intended results, the Fund could underperform other funds with similar investment objectives and/or strategies and could adversely affect the Fund’s net asset value, trading price and overall performance of the Shares.

Grayscale Ethereum Premium Income ETF | Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Risk: Securities and other assets in the Fund’s portfolio may underperform the general financial markets, a particular financial market or other asset classes.
Grayscale Ethereum Premium Income ETF | Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Assignment Risk: The OCC may randomly assign an exercise notice to a clearing member, who must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that option contract. The Fund may be assigned an exercise notice on an option it has written before the option’s expiration. If the Fund is assigned, the Fund would be required to settle the option position at a time when it may be disadvantageous to do so and may incur a loss or lose the opportunity to benefit from holding the position longer. This could adversely affect the Fund’s performance and its ability to track the performance of the referenced Ethereum ETPs.

Grayscale Ethereum Premium Income ETF | Blockchain Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Blockchain Technology Risk: Blockchain technology is relatively new and many of its uses may be untested, and there can be no assurance that it will achieve widespread adoption or that competing platforms or technologies will not be favored. The adoption and use of blockchain technology may be impaired by existing or future laws or regulations that are difficult to predict, and because blockchain functionality relies on the Internet, significant disruptions in connectivity could impede blockchain operations. Certain features of blockchain technology may increase the risk of fraud or cyberattacks, and transactions depend on cryptographic keys, the theft, loss or destruction of which could adversely affect ownership claims over digital assets. In addition, defects or vulnerabilities in third-party or open-source technologies used in blockchain systems could adversely affect the operation or value of blockchain networks and related assets. The cryptography underlying blockchain technology could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective, which could compromise the security of a blockchain network or permit a malicious actor to compromise wallets or other accounts holding digital assets, which could result in losses.

Grayscale Ethereum Premium Income ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk: The Fund may effect a significant portion of its creations and redemptions for cash, rather than in-kind. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Grayscale Ethereum Premium Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to the Fund’s assets, the Fund’s data or shareholder information (including non-public personal information), or proprietary information, or may cause the Fund, the Adviser, the Sub-Adviser, Authorized Participants, market makers, the Exchange, or any of their respective service providers (including, but not limited to, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption, loss of operational functionality, or otherwise disrupt the Fund’s operations, including the ability of shareholders to purchase or redeem Shares or receive distributions. The Adviser and Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents.

Because cybersecurity threats are continually evolving, new methods of conducting cyber-attacks are regularly developed, and the Fund and its service providers may not be able to anticipate or detect all such threats, which may limit the Fund’s ability to prevent or respond to cybersecurity incidents. Like other funds and business enterprises, the Fund, the Adviser, the Sub-Adviser, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Grayscale Ethereum Premium Income ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk: Investments in debt securities, such as bonds, subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock. Changes in interest rates may have unpredictable effects on markets, may result in market volatility and could negatively impact the Fund’s performance and the value of your Shares.

Grayscale Ethereum Premium Income ETF | Digital Asset Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Asset Markets Risk: Digital asset markets have experienced periods of extreme volatility, disruption and reduced liquidity. Digital asset prices have fluctuated widely and certain digital asset trading platforms, hedge funds and lending platforms have experienced financial distress, insolvency or failure. These events have resulted in decreased market liquidity, significant negative publicity surrounding digital assets and increased regulatory scrutiny of the digital asset industry by U.S. and foreign governmental authorities. Loss of confidence in digital assets or market participants, operational failures or fraud affecting digital asset platforms, or increased regulatory or enforcement actions could adversely affect the value and liquidity of digital assets such as Ethereum and, in turn, the value of the Shares.

Grayscale Ethereum Premium Income ETF | Digital Asset ETP Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Asset ETP Investment Risk: The Fund is subject to the same risks as those associated with the direct ownership of the investments held or represented by the ETPs in which it has exposure to. The market price of digital asset ETP shares may not correspond directly to the price of the underlying digital asset and may be highly volatile. Digital asset ETPs are subject to risks associated with the underlying digital assets and their networks, including market volatility, technological developments and regulatory uncertainty, and are not registered under the 1940 Act, and therefore do not provide the protections of the 1940 Act. Sponsors of digital asset ETPs may not be registered as investment advisers with the SEC and may not be subject to comparable regulatory oversight.

Of the digital asset ETPs, ETH and ETHE are sponsored by an affiliate of the Fund’s Adviser that receives fees in connection with such ETPs, which may create a conflict of interest for the Adviser.

Grayscale Ethereum Premium Income ETF | Digital Asset Tax Risk [Member]
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Digital Asset Tax Risk: The U.S. federal income tax treatment of digital assets and instruments that provide exposure to digital assets remains uncertain. Income derived from the Fund’s investments in digital asset-related instruments, including derivatives or investments held through subsidiaries, may not constitute “qualifying income” for purposes of the income requirements applicable to RICs under Subchapter M of the Internal Revenue Code. If the Internal Revenue Service (the “IRS”) were to issue guidance, Treasury regulations, or other interpretations, or if Congress were to enact legislation that adversely affects the tax treatment of such investments, including guidance applied retroactively, the Fund may be required to modify its investment strategy or could fail to qualify as a RIC, which could adversely affect the Fund and its shareholders.

Grayscale Ethereum Premium Income ETF | Exchange-Traded Fund ( [Member]
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Exchange-Traded Fund (“ETF”) Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Liquidity. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could result in differences between the market price of the Shares and the underlying value of those Shares.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Grayscale Ethereum Premium Income ETF | Digital Assets Risk [Member]
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Digital Assets Risk: Digital assets, such as Ether, are assets designed to act as a medium of exchange, though some arguably have not achieved that purpose, and digital assets represent an emerging asset class. Digital assets generally operate without a central authority (such as a bank), are not backed by any government and are not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of digital assets, and regulation in the United States is still developing. The market price of Ether and other digital assets has been subject to extreme fluctuations. Similar to fiat currencies, digital assets are susceptible to theft, loss and destruction. Digital asset trading platforms and other trading venues are relatively new and, in many cases, largely unregulated, which may increase exposure to fraud, market manipulation or operational failures.

Grayscale Ethereum Premium Income ETF | FLEX Options Risk [Member]
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FLEX Options Risk: Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. FLEX Options are issued and guaranteed for settlement by the OCC. In the event that the Fund were to utilize FLEX Options, the Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and, therefore, the value of your investment in the Fund. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX

Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective.

Grayscale Ethereum Premium Income ETF | Inflation Risk [Member]
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Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Grayscale Ethereum Premium Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk: Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Grayscale Ethereum Premium Income ETF | Illiquid Investment Risk [Member]
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Illiquid Investment Risk: Liquidity risk is the risk that an investment cannot be sold at an advantageous time or price. Investments may become less liquid during periods of market stress or due to factors affecting specific securities or markets, and liquid investments may become illiquid after purchase. If the Fund is required to sell investments under unfavorable conditions to meet redemptions or other obligations, it may incur losses and its returns may be negatively affected. Illiquid investments may also be more difficult to value, particularly in changing market conditions. In stressed markets, reduced liquidity in the Fund’s portfolio holdings may cause the Fund’s Shares to trade at a premium or discount to net asset value and may disrupt the Fund’s creation and redemption process.

Grayscale Ethereum Premium Income ETF | Issuer Risk [Member]
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Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition of an issuer of those securities may cause the value of the securities to decline.

Grayscale Ethereum Premium Income ETF | Large Shareholder and Large-Scale Redemption Risk [Member]
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Large Shareholder and Large-Scale Redemption Risk: Certain shareholders, including an authorized participant, a third-party investor, the Adviser or an affiliate of the Adviser, may from time to time own or control a substantial amount of the Fund’s Shares or may invest for a limited period of time. Redemptions by such shareholders could have a significant negative impact on the Fund, including requiring the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively affect the Fund’s net asset value and market price, increase brokerage costs and result in the Shares trading at a discount to net asset value. If a large shareholder redeems all or a substantial portion of its Shares, the Fund may be unable to maintain sufficient assets to continue operations and may be liquidated.

Large redemptions may also increase the Fund’s expenses, accelerate the realization of taxable income or capital gains and cause the Fund to hold cash or cash equivalents, which may dilute investment returns. In addition, inclusion in or removal from adviser asset allocation models may result in significant purchases or sales of Shares over short periods of time, increased volatility and adverse tax consequences.

Grayscale Ethereum Premium Income ETF | Leverage Risk [Member]
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Leverage Risk: Certain transactions may give rise to economic leverage, including derivatives and other instruments that provide exposure in excess of the Fund’s initial investment. The use of leverage may magnify gains and losses, so that relatively small changes in the value of the Fund’s investments may result in significant losses. Leverage may also increase the volatility of the Fund’s returns and may require the Fund to liquidate portfolio positions at times when it would not otherwise be advantageous to do so in order to meet its obligations.

Grayscale Ethereum Premium Income ETF | Money Market Fund Risk [Member]
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Money Market Fund Risk: The value of money market instruments may be affected by market conditions, changing interest rates and changes in the credit ratings of the investments. If market conditions improve while the Fund has invested some or all of its assets in money market instruments, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Grayscale Ethereum Premium Income ETF | New Fund Risk [Member]
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New Fund Risk: The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Grayscale Ethereum Premium Income ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk: The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Grayscale Ethereum Premium Income ETF | Operational and Technology Risk [Member]
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Operational and Technology Risk: The Fund and the entities with which it interacts directly or indirectly are subject to operational and technology risks, including risks arising from human error, systems failures, cybersecurity incidents, and the use of emerging technologies, including artificial intelligence (“AI”), which may result in financial losses, operational disruptions, or declines in the value of the Fund’s investments. These risks may affect the Adviser, Sub-Adviser, the Fund’s service providers, index provider, Authorized Participants, the Exchange on which Shares are listed, and issuers in which the Fund invests, and may impair the calculation of NAV or the creation and redemption of Shares. Although the Fund and its service providers maintain risk management systems and business continuity plans, such measures may not prevent or mitigate all operational or technology-related incidents, and events beyond the Fund’s control could have a material adverse effect on the Fund’s NAV, trading price, or total return.

Grayscale Ethereum Premium Income ETF | Options Premium Tax Risk [Member]
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Options Premium Tax Risk: The Fund’s investment strategy may increase the amount of capital gain that the Fund realizes and may limit its ability to designate distributions as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%, or as eligible for the dividends-received deduction for corporate shareholders. As a result, a significant portion of distributions received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Grayscale Ethereum Premium Income ETF | Options Risk [Member]
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Options Risk: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, changes in the value of the underlying instrument, interest or currency exchange rates and anticipated volatility. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable, and there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities, and there may at times not be a liquid secondary market for certain options. Positions in options and other contracts may also be required to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding applicable position limits, which could subject the Fund to substantial losses. Investing in options may be considered aggressive and may expose the Fund to significant risks, including counterparty risk and liquidity risk.

Grayscale Ethereum Premium Income ETF | Reverse Repurchase Agreements Risk [Member]
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Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Grayscale Ethereum Premium Income ETF | Tax Risk [Member]
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Tax Risk: To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the Statement of Additional Information (“SAI”), certain diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Grayscale Ethereum Premium Income ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk: U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.